Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2019	December 31, 2018
	$	$
Balance at beginning of year	2,808,052,757	–
Physical bullion acquired from CFCL	–	3,530,623,701
Sales	(23,265,316)	(14,362,530)
Redemptions for physical bullion	(264,238,479)	(472,701,839)
Realized losses on sales and redemptions for physical bullion	(16,397,754)	(39,637,898)
Change in unrealized gains (losses)	455,535,945	(195,868,677)
Balance at end of year	2,959,687,153	2,808,052,757